SCHEDULE OF DEFERRED REVENUE (Details) - Jet Ai Inc [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Deferred revenue as of December 31, 2022	$ 933,361
Amounts deferred during the period	2,507,806
Revenue recognized from amounts included in the deferred revenue beginning balance	(592,171)
Revenue from current period sales	(1,416,870)
Deferred revenue as of September 30, 2023	$ 1,432,126